Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Unrecognised deferred tax assets
Tax losses and tax credits	$ 12,071	$ 10,159
Total unrecognised deferred tax assets	19,150	17,029
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,454	2,349
Total unrecognised deferred tax liabilities	2,454	2,349
Investments in subsidiaries [member]
Unrecognised deferred tax assets
Temporary differences	1,729	1,681
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	3,249	3,224
Other deductible temporary differences [member]
Unrecognised deferred tax assets
Temporary differences	$ 2,101	$ 1,965